Basis of Preparation and Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets with Finite Lives (Details)	12 Months Ended
Dec. 31, 2025
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Intangible Vessel Design Costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	20 years